Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

NOTE 12 — LEASES

The Company entered into several lease agreements to lease machineries to facilitate its manufacturing. The original lease terms range from 13 months to three years. The lease granted the Company an option to purchase the underlying asset at the end of the lease term at a consideration of RMB0 or RMB100. The Company assessed the purchase price in relation to the value of the leased assets and accounted for the leases as finance leases.

The Components of lease expenses were as follows:

	For the Years Ended December 31,
	2023	2022	2021
Finance Lease Cost:
Amortiztion of right-of-use assets	$73,422	$10,744	$115,954
Interest on lease liabilities	10,036	28,549	20,207
Total finance lease cost	$83,458	$39,293	$136,161

Supplemental cash flows information related to leases was as follows:

	For the Years Ended December 31,
	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$10,036	$28,549	$20,207
Financing cash flows from finance leases	$307,637	$581,549	$770,242

Right-of-use assets obtained in exchange for lease obligations:
Finance leases	$-	$151,048	$1,355,557

Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2023	2022
Finance lease right-of-use assets	$681,845	$1,299,217

Finance lease liabilities, current	$45,300	$315,780
Finance lease liabilities, non-current	-	46,623
Total	$45,300	$362,403

Weighted-average remaining lease term (years)	0.46	1.14
Weighted-average discount rate	5.84%	5.44%

The following table summarizes the maturity of our finance lease liabilities as of December 31, 2023:

2024	$45,300
Total	$45,300